Segment Information, Net Sales - Domestic and Foreign (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Segment Information [Abstract]
Net sales	$ 364,807	$ 335,128
Reportable Geographical Component [Member] | Domestic [Member]
Segment Information [Abstract]
Net sales	350,434	319,491
Reportable Geographical Component [Member] | Foreign [Member]
Segment Information [Abstract]
Net sales	$ 14,373	$ 15,637